UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of principal executive offices)(Zip code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio  43215

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: November 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

OELSCHLAGER
INVESTMENTS

TOWPATH FOCUS FUND
Ticker: TOWFX
Institutional Share Class

TOWPATH TECHNOLOGY FUND
Ticker: TOWTX
Institutional Share Class

www.oelschlagerinvestments.com

ANNUAL REPORT

NOVEMBER 30, 2022

TOWPATH FOCUS FUND

MANAGEMENT DISCUSSION & ANALYSIS (UNAUDITED)

Dear Fellow Shareholders,

For the fiscal year ended November 30, 2022, Towpath Focus Fund returned 6.76%, while the Russell 3000 Index returned -10.80% and the Lipper Multi-Cap Core Average -9.20%.  Since inception almost three years ago, the Fund has gained 47.81%, compared to Russell’s 30.76% and Lipper’s 25.08%.

Monetary policy took center stage over the last twelve months, with the Federal Reserve (Fed) raising short-term interest rates from near zero to almost 4% and ending its quantitative easing program, bringing the extended period of ultra-accommodative monetary policy to a close.  This provided a headwind for both stocks and bonds, and caused a shift in market dynamics, with growth stocks being pummeled while value stocks held their ground.  Bond returns were in the negative double-digits, disappointing investors who were told they were “safe.”  Throughout history, tightening monetary conditions have deflated speculative bubbles, and this time was no different.  Virtual currencies, special purpose acquisition vehicles (SPACs), non-fungible tokens, unprofitable companies, and meme stocks all came crashing down.

We were rewarded by our decision to steer clear of the speculative areas of the market and by our large allocation to the defensive healthcare sector.  Few were interested in the stability of these stocks from mid-2020 through 2021, when everyone’s focus was elsewhere, but that turned out to be the time to buy.  Our defensiveness is not permanent, and we expect to pare it back when market conditions tell us to do so.

The key questions for the market going forward are how difficult it will be to bring inflation back down to the Fed’s target of 2% and whether there will be a recession (we think there will be).  We believe caution is warranted, as the lagged effects of interest rate hikes can be significant.

Standouts in the portfolio for the year included oil refiner Valero, which more than doubled and is benefiting from the underinvestment in the energy sector in recent years, and pharmaceutical distributor McKesson, which continues its steady growth and healthy capital deployment.  Two other strong performers were therapeutics purveyors Amgen and Bristol-Myers Squibb, which is noteworthy because they were the two biggest drags on the Fund the previous year.

Weighing on performance were FAANG stocks Amazon and Meta Platforms.  The declines in these stocks appear to be part fundamental (slowing growth, heavy expenditures) and part technical (less investor interest in the mega-cap tech leaders).  Amazon was a small position, so its impact on the portfolio was relatively limited, and we sold Meta before it endured yet another hefty drop in September and October.

Best regards,

Mark Oelschlager, CFA
President and Chief Investment Officer
Portfolio Manager, Towpath Focus Fund and Towpath Technology Fund

Annual Report |  1

TOWPATH FOCUS FUND

MANAGEMENT DISCUSSION & ANALYSIS (UNAUDITED) (CONTINUED)

Carefully consider the Funds' investment objectives, risks, charges and expenses before investing. This and other important information about Funds can be found by downloading the Funds' prospectus and summary prospectuses. To obtain a hard copy of the prospectus, please call Shareholder Services at 877-593-8637. Please read the prospectus carefully before investing.

IMPORTANT INFORMATION:

Mutual fund investing involves risk, including the possible loss of principal. The value of the Fund’s investments will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please call 877-593-8637. Periods greater than one year are annualized.

Gross Expense Ratio: 1.23% Net Expense Ratio: 1.11% The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through 03/31/2023, to ensure that total annual Fund operating expenses after fee waiver and reimbursement will not exceed 1.10% of the Fund’s average daily net assets.

As of November 30, 2022, Towpath Focus Fund’s top ten holdings are:

    Alphabet, Inc. Class A

5.5%

    Bank of New York Mellon Corp.

4.4%

    Charles Schwab Corp.

4.3%

    McKesson Corp.

4.1%

    Shell PLC ADR

3.9%

    Valero Energy Corp.

3.7%

    Prestige Consumer Healthcare, Inc.

3.6%

    AmerisourceBergen Corp.

3.6%

    Bristol-Myers Squibb Co.

3.0%

    Bank of America Corp.

3.0%

Excludes short-term investments. Percentages are based on total investments.

Current and future portfolio holdings are subject to risk and change.

The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. The Lipper Multi-Cap Core Funds Average is an average of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Annual Report |  2

TOWPATH TECHNOLOGY FUND

MANAGEMENT DISCUSSION & ANALYSIS (UNAUDITED)

Dear Fellow Shareholders,

For the fiscal year ended November 30, 2022, Towpath Technology Fund returned -6.22%, while the S&P 500 Equal Weight Information Technology Index returned -14.54% and the Morningstar Information Technology category peers returned -32.64%.  Since inception, the Fund has gained 6.91%, versus 5.57% for the Index and -24.66% for the peers.

A few words on the fund comparators.  For whatever reason, there does not exist a good technology fund benchmark.  But we are required to choose one, and the choice is between one with gigantic weights in a couple of mega-cap stocks and one with equal weights in a large basket of tech stocks that excludes some large, highly owned securities, such as Alphabet and Amazon.  Neither is appropriate, but we have chosen the latter, as we believe it is less bad.  (One reason neither is appropriate is that, because of how they are constructed, it isn’t uncommon for these benchmarks to either outperform or underperform almost all technology funds in a given year.  In other words, the benchmarks sometimes bear no resemblance to the actual performance of technology funds.)  In our opinion, a far more relevant comparison, even if it has shortcomings of its own and isn’t technically a “benchmark,” is an average of other technology funds, compiled by one of the major mutual fund ratings services.  This gauge illustrates how we are doing versus other technology funds, which presumably is what interests our shareholders.

In last year’s Towpath Technology Fund Management Discussion and Analysis, we talked about the high degree of speculation in the technology sector, the causes of it, and how we thought things would play out.  We also talked about how we were being even more cautious than normal.  Our discipline paid off, as our focus on durable, reasonably priced businesses helped limit losses while the average tech fund lost about 1/3 of its value and some high-profile funds were demolished.  It’s fascinating to us that time and again people resort to speculation and riding a wave that they know will end rather than sticking with tried-and-true investment approaches.

The persistence of inflation and a determined Federal Reserve over the past year made for a difficult environment for technology stocks, especially given the starting point of stretched valuations.  Unprofitable companies (which we generally avoid), whose promise lies far in the future, were hit particularly hard.  Given the correction in the sector, we have prudently increased our risk, but not dramatically.  We will continue to adjust our positioning as conditions change.

Strong performers for the period included aerospace and electronics company Northrop Grumman and semiconductor equipment manufacturer Photronics.  In the case of Northrop, it was more about improving market sentiment toward the stock (market rotation into stable businesses, war in Ukraine), than it was anything fundamental.  We sold our shares, given the deteriorated risk-reward.  Photronics saw an acceleration in demand for its photomasks and an improvement in free cash flow.

Laggards included Meta Platforms (formerly Facebook) and Internet search giant Alphabet (Google), both of which saw a sharp slowdown in advertising growth.  Meta also experienced disapproval from investors about its strategic shift to the metaverse.

Best regards,

Mark Oelschlager, CFA
President and Chief Investment Officer
Portfolio Manager, Towpath Focus Fund and Towpath Technology Fund

Annual Report |  3

TOWPATH TECHNOLOGY FUND

MANAGEMENT DISCUSSION & ANALYSIS (UNAUDITED) (CONTINUED)

Carefully consider the Funds' investment objectives, risks, charges and expenses before investing. This and other important information about Funds can be found by downloading the Funds' prospectus and summary prospectuses. To obtain a hard copy of the prospectus, please call Shareholder Services at 877-593-8637. Please read the prospectus carefully before investing.

IMPORTANT INFORMATION:

The Fund has been in existence for less than one year; cumulative performance may not be indicative of the Fund's long-term potential. The Fund returns will fluctuate over long and short-term periods.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please call 877-593-8637. Periods greater than one year are annualized.

Mutual fund investing involves risk, including the possible loss of principal. The value of the Fund’s investments will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Gross Expense Ratio: 3.23% Net Expense Ratio: 1.12% The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through 03/31/2023, to ensure that total annual Fund operating expenses after fee waiver and reimbursement will not exceed 1.10% of the Fund’s average daily net assets.

As of November 30, 2022, Towpath Technology Fund’s top ten holdings are:

    Alphabet, Inc. Class A

7.8%

    Check Point Software Technologies Ltd. (Israel)

4.5%

    Apple, Inc.

4.1%

    Biogen, Inc.

3.8%

    Progress Software Corp.

3.5%

    VMWare, Inc. Class A

3.4%

    CGI, Inc. Class A (Canada)

3.3%

    DXC Technology Co.

3.1%

    The Hackett Group, Inc.

3.1%

    Accenture PLC Class A (Ireland)

3.1%

Excludes short-term investments. Percentages are based on total investments.

Current and future portfolio holdings are subject to risk and change.

The S&P 500® Equal Weight Information Technology Index imposes equal weights on the index constituents included in the S&P 500 that are classified in the GICS® information technology sector. The Morningstar US Technology index measures the performance of companies engaged in design, development, and support of computer operating systems and applications, manufacturing of computer equipment, data storage products, networking products, semiconductors, and components. You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Annual Report |  4

TOWPATH FOCUS FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2022 (UNAUDITED)

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2022

FUND/INDEX	ONE YEAR	ANNUALIZED SINCE INCEPTION*	CUMMULATIVE SINCE INCEPTION*	VALUE
Towpath Focus Fund	6.76%	14.34%	47.81%	$14,781
Russell 3000 Index	-10.80%	9.63%	30.76%	$13,076
Lipper Multi-Cap Core Average	-9.20%	7.97%	25.08%	$12,508

Hypothetical Cumulative Performance Comparison of $10,000

Investment Since Inception

* Inception December 31, 2019

This chart assumes a hypothetical initial investment of $10,000 made on the closing of December 31, 2019 (commencement of investment operations). Total return is based on the net change in Net Asset Value (“NAV”) and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Call 1-877-593-8637 for the most current performance data. Performance over one year is annualized.

The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

The Lipper Multi-Cap Core Funds Average is an average of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. You cannot invest directly in an index.

The Fund's estimated total annual operating expenses before fee waivers, per the March 30, 2022 prospectus, were 1.23%. After fee waivers, the Fund's total annual operating expenses were 1.11%.  The Fund's Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2023.

Annual Report |  5

TOWPATH TECHNOLOGY FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2022 (UNAUDITED)

 TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2022

FUND/INDEX	ONE YEAR	ANNUALIZED SINCE INCEPTION*	CUMMULATIVE SINCE INCEPTION*	VALUE
Towpath Technology Fund	-6.22%	3.55%	6.91%	$10,691
S&P 500 Equal Weight Information Technology Index	-14.54%	2.87%	5.57%	$10,557
Morningstar Technology Category Average	-32.64%	-13.73%	-24.66%	$ 7,534

Hypothetical Cumulative Performance Comparison of $10,000

Investment Since Inception

* Inception December 31, 2020

This chart assumes a hypothetical initial investment of $10,000 made on the closing of December 31, 2020 (commencement of investment operations). Total return is based on the net change in Net Asset Value (“NAV”) and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Call 1-877-593-8637 for the most current performance data. Performance over one year is annualized.

The S&P 500® Equal Weight Information Technology Index imposes equal weights on the index constituents included in the S&P 500 that are classified in the GICS® information technology sector. Investors cannot invest directly in an index.

The Morningstar US Technology index measures the performance of companies engaged in design, development, and support of computer operating systems and applications, manufacturing of computer equipment, data storage products, networking products, semiconductors, and components. Investors cannot invest directly in an index.

The Fund's estimated total annual operating expenses before fee waivers, per the March 30, 2022 prospectus, were 3.23%. After fee waivers, the Fund's total annual operating expenses were 1.12%.  The Fund's Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2023.

Annual Report |  6

TOWPATH FOCUS FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities as of November 30, 2022, represented as a percentage of the portfolio of investments.  Below categories are from Morningstar®.

Technology
4.71%
Basic Materials
3.30%
Communication Services
5.48%
Money Market Fund
10.74%
Consumer Cyclical
16.34%
Industrials
4.86%
Energy
7.68%
Healthcare
28.04%
Financial Services
18.85%

Portfolio composition is subject to change.

Annual Report |  7

TOWPATH TECHNOLOGY FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry of the underlying securities as of November 30, 2022, represented as a percentage of the portfolio of investments.  Below categories are from Morningstar®.

Aerospace & Defense
2.95%
Communication Equipment
2.57%
Computer Hardware
5.44%
Consulting Services
2.64%
Consumer Electronics
4.10%
Drug Manufacturers - General
3.79%
Electrical Equipment & Parts
0.67%
Electronic Components
2.91%
Electronics & Computer Distribution
3.96%
Information Technology Services
17.14%
Internet Content & Information
11.12%
Internet Retail
2.15%
Money Market Fund
7.13%
Semiconductor Equipment & Materials
5.86%
Semiconductors
2.81%
Software - Application
5.45%
Software - Infrastructure
18.21%
Telecom Services
1.10%

Portfolio composition is subject to change.

Annual Report |  8

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2022

Shares		Fair Value

COMMON STOCKS - 88.88%

Apparel & Other Finished Products of Fabrics & Similar Material - 1.55%
5,900	Carter's, Inc.	$ 430,936

Biological Products (No Diagnostic Substances) - 4.88%
2,620	Amgen, Inc.	750,368
6,900	Gilead Sciences, Inc.	606,027
		1,356,395
Computer & Office Equipment - 2.04%
18,920	HP, Inc.	568,357

Crude Petroleum & Natural Gas - 3.93%
18,700	Shell PLC ADR	1,093,389

Fire, Marine & Casualty Insurance - 2.41%
5,005	Allstate Corp.	670,169

Footwear (No Rubber) - 1.64%
13,200	Steven Madden Ltd.	455,928

Gold & Silver Ores - 0.22%
1,300	Newmont Corp.	61,711

Leather & Leather Products - 2.05%
15,100	Tapestry, Inc.	570,327

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 0.86%
5,490	Kontoor Brands, Inc.	238,540

Metal Mining - 3.07%
6,900	BHP Group Ltd. ADR	433,320
6,100	Rio Tinto Group PLC ADR	418,704
		852,024
Miscellaneous Electrical Machinery, Equipment & Supplies - 0.99%
8,110	Energizer Holdings, Inc.	276,470

Miscellaneous Manufacturing Industries - 2.34%
13,000	Hillenbrand, Inc.	650,000

Motor Vehicle Parts & Accessories - 4.29%
23,820	Gentex Corp.	688,398
8,170	Magna International, Inc. Class A	503,190
		1,191,588

The accompanying notes are an integral part of these financial statements.

Annual Report |  9

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2022

Shares		Fair Value

National Commercial Banks - 4.97%
21,770	Bank of America Corp.	$ 823,995
3,160	Capital One Financial Corp.	326,238
9,950	Regions Financial Corp.	230,939
		1,381,172
Petroleum Refining - 3.72%
7,730	Valero Energy Corp.	1,032,883

Pharmaceutical Preparations - 12.53%
10,340	Bristol Myers Squibb Co.	830,095
19,264	GlaxoSmithKline PLC ADR	666,342
22,580	Haleon PLC ADR *	155,576
8,300	Novartis AG ADR	743,348
16,366	Prestige Consumer Healthcare, Inc. *	1,005,854
1,800	Sanofi SA ADR	81,630
		3,482,845
Retail-Catalog & Mail-Order Houses - 0.43%
1,240	Amazon.com, Inc. *	119,710

Retail-Family Clothing Stores - 2.12%
5,000	Ross Stores, Inc.	588,350

Retail-Furniture Stores - 0.42%
3,700	Haverty Furniture Companies, Inc.	116,661

Security Brokers, Dealers & Flotation Companies - 4.26%
14,340	The Charles Schwab Corp.	1,183,624

Services-Business Services - 1.09%
6,640	Ebay, Inc.	301,722

Services-Computer Programming, Data Processing, Etc. - 5.45%
15,000	Alphabet, Inc. Class A *	1,514,850

Services-Medical Laboratories - 2.84%
5,200	Quest Diagnostics, Inc.	789,516

Services-Prepackaged Software - 2.65%
400	Adobe, Inc. *	137,972
4,500	Check Point Software Technologies Ltd. (Israel) *	597,735
		735,707
Ship & Boat Building & Repairing - 1.50%
1,800	Huntington Ingalls Industries, Inc.	417,528

The accompanying notes are an integral part of these financial statements.

Annual Report |  10

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2022

Shares		Fair Value

State Commercial Banks - 7.13%
21,159	Atlantic Union Bankshares Corp.	$ 754,742
26,730	Bank of New York Mellon Corp.	1,226,907
		1,981,649
Transportation Services - 1.83%
244	Booking Holdings, Inc. *	507,386

Wholesale-Drugs Proprietaries & Druggists' Sundries - 7.67%
5,890	AmerisourceBergen Corp.	1,005,364
2,950	McKesson Corp.	1,125,956
		2,131,320

TOTAL COMMON STOCKS (Cost - $19,754,770) - 88.88%		24,700,757

MONEY MARKET FUND - 10.69%
2,972,884	First American Government Obligations Fund Class X, 3.67% **	2,972,884
TOTAL MONEY MARKET FUND (Cost - $2,972,884) - 10.69%		2,972,884

	Total Investments (Cost - $22,727,654) - 99.57%	27,673,641

	Other Assets Less Liabilities - 0.43%	118,596

	Net Assets - 100.00%	$27,792,237

* Non-Income Producing Security.

** Variable Rate Security: the Yield Rate shown represents the rate at November 30, 2022.

ADR - American Depositary Receipt

PLC- Public Limited Company

AG  - Aktiengesellschaft, a German term for a public limited company.

SA - Société Anonyme, a French term for a public limited company.

The accompanying notes are an integral part of these financial statements.

Annual Report |  11

TOWPATH TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2022

Shares		Fair Value

COMMON STOCKS - 93.15%

Biological Products (No Diagnostic Substances) - 3.80%
440	Biogen, Inc. *	$ 134,275

Computer & Office Equipment - 4.24%
3,000	HP, Inc.	90,120
400	International Business Machine Corp.	59,560
		149,680
Computer Storage Devices - 2.91%
1,520	NetApp, Inc.	102,767

Electrical Industrial Apparatus - 0.67%
4,400	GrafTech International Ltd.	23,760

Electronic Components & Accessories - 1.50%
2,300	Vishay Intertechnology, Inc.	52,992

Electronic Computers - 4.11%
980	Apple, Inc.	145,069

Optical Instruments & Lenses - 2.89%
260	KLA Corp.	102,219

Printed Circuit Boards - 2.92%
6,410	TTM Technologies, Inc. *	103,009

Retail-Catalog & Mail-Order Houses - 0.87%
320	Amazon.com, Inc. *	30,893

Semiconductors & Related Devices - 4.30%
4,600	MagnaChip Semiconductor Corp. (Luxembourg) *	46,552
5,610	Photronics, Inc. *	105,468
		152,020
Services-Business Services - 4.35%
360	Accenture PLC Class A (Ireland)	108,335
1,000	eBay, Inc.	45,440
		153,775
Services-Computer Integrated Systems Design - 2.00%
2,400	Open Text Corp. (Canada)	70,512

Services-Computer Processing & Data Preparation - 5.21%
1,200	CSG Systems International, Inc.	74,208
3,700	DXC Technology Co. *	109,779
		183,987

The accompanying notes are an integral part of these financial statements.

Annual Report |  12

TOWPATH TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2022

Shares		Fair Value

Services-Computer Programming, Data Processing, Etc. - 11.15%
2,710	Alphabet, Inc. Class A *	$ 273,683
400	Baidu, Inc. (China) *	43,440
650	Meta Platforms, Inc. Class A *	76,765
		393,888
Services-Computer Programming Services - 4.68%
1,660	Cognizant Technology Solutions Corp. Class A	103,269
310	VeriSign, Inc. *	61,941
		165,210
Services-Management Consulting Services - 9.06%
880	Booz Allen Hamilton Holding Corp. Class A	93,632
1,350	CGI, Inc. Class A (Canada) *	117,868
4,700	The Hackett Group, Inc.	108,570
		320,070
Services-Prepackaged Software - 17.88%
150	Adobe, Inc. *	51,739
1,190	Check Point Software Technologies Ltd. (Israel) *	158,068
4,500	DropBox, Inc. Class A *	106,020
290	Microsoft Corp.	73,991
2,300	Progress Software Corp.	122,636
980	VMWare, Inc. Class A *	119,060
		631,514
Ship & Boat Building & Repairing - 2.96%
450	Huntington Ingalls Industries, Inc.	104,382

Telephone Communications (No Radiotelephone) - 1.10%
1,000	Verizon Communications, Inc.	38,980

Wholesale-Electronic Parts & Equipment - 6.55%
710	Arrow Electronics, Inc. *	77,205
1,400	Avnet, Inc.	63,238
3,891	Ituran Location & Control Ltd. (Israel)	90,933
		231,376

TOTAL COMMON STOCKS (Cost - $3,265,688) - 93.15%		3,290,378

MONEY MARKET FUND - 7.15%
252,607	First American Government Obligations Fund Class X, 3.67% **	252,607
TOTAL MONEY MARKET FUND (Cost - $252,607) - 7.15%		252,607

	Total Investments (Cost - $3,518,295) - 100.30%	3,542,985

	Liabilities Less Other Assets - (0.30)%	(10,494)

	Net Assets - 100.00%	$3,532,491

The accompanying notes are an integral part of these financial statements.

Annual Report |  13

TOWPATH TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2022

* Non-Income Producing Security.

** Variable Rate Security: the Yield Rate shown represents the rate at November 30, 2022.

PLC- Public Limited Company

The accompanying notes are an integral part of these financial statements.

Annual Report |  14

TOWPATH FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

NOVEMBER 30, 2022

	Towpath	Towpath
	Focus	Technology
Assets:	Fund	Fund
Investments in Securities at Value (Cost $22,727,654, and $3,518,295)	$27,673,641	$ 3,542,985
Cash	1,000	-
Receivables:
Dividends	60,266	3,697
Shareholder Subscriptions	71,708	-
Investments Sold	26,991	-
Due from Advisor, Net	-	1,713
Prepaid Expenses	3,970	2,080
Total Assets	27,837,576	3,550,475
Liabilities:
Payables:
Advisory Fees, Net	13,177	-
Administrator Fees	250	251
Chief Compliance Officer Fees	250	251
Transfer Agent & Fund Accounting Fees	2,560	1,415
Trustee Fees	401	401
Other Accrued Expenses	28,701	15,666
Total Liabilities	45,339	17,984
Net Assets	$27,792,237	$ 3,532,491

Net Assets Consist of:
Paid In Capital	$22,336,339	$ 3,490,612
Distributable Earnings	5,455,898	41,879
Net Assets	$27,792,237	$ 3,532,491

Institutional Class
Net Assets	$27,792,237	$ 3,532,491
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	2,048,341	332,484
Net asset value and offering price per share	$ 13.57	$ 10.62

The accompanying notes are an integral part of these financial statements.

Annual Report |  15

TOWPATH FUNDS

STATEMENTS OF OPERATIONS

For the year ended November 30, 2022

	Towpath	Towpath
	Focus	Technology
	Fund	Fund
Investment Income:
Dividends (a)	$ 533,805	$ 33,379
Total Investment Income	533,805	33,379

Expenses:
Advisory Fees (see Note 3)	171,153	23,505
Transfer Agent & Fund Accounting Fees (see Note 3)	31,603	16,762
Audit Fees	17,301	14,690
Legal Fees	14,209	9,850
Registration Fees	8,790	5,327
Custody Fees	6,496	3,586
Administrative Fees (see Note 3)	2,909	3,000
Chief Compliance Officer Fees (see Note 3)	3,013	2,750
Trustee Fees	2,402	2,163
Printing & Mailing Fees	875	885
Other Fees	11,041	219
Total Expenses	269,792	82,737
Fees Waived and/or Expenses Reimbursed by the Adviser	(838)	(45,800)
Net Expenses	268,954	36,937

Net Investment Income/(Loss)	264,851	(3,558)

Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Investments	272,383	26,177
Net Change in Unrealized Appreciation/(Depreciation) on Investments	1,073,924	(248,911)
Net Realized and Unrealized Gain/(Loss) on Investments	1,346,307	(222,734)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,611,158	$ (226,292)

(a) Net of foreign withholding taxes of $11,079 and $778.

The accompanying notes are an integral part of these financial statements.

Annual Report |  16

TOWPATH FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	11/30/2022	11/30/2021
Increase in Net Assets From Operations:
Net Investment Income	$ 264,851	$ 133,891
Net Realized Gain on Investments	272,383	1,115,558
Net Change in Unrealized Appreciation on Investments	1,073,924	2,216,854
Net Increase in Net Assets Resulting from Operations	1,611,158	3,466,303

Distributions to Shareholders	(1,247,419)	(403,015)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	5,604,933	5,414,138
Proceeds from Reinvestment of Distributions:
Institutional Class	884,716	236,470
Cost of Shares Redeemed:
Institutional Class	(926,209)	(267,372)
Net Increase in Net Assets from Capital Share Transactions	5,563,440	5,383,236

Net Increase in Net Assets	5,927,179	8,446,524

Net Assets:
Beginning of Year	21,865,058	13,418,534

End of Year	$27,792,237	$21,865,058

Share Activity:
Institutional Class
Shares Sold	429,432	421,280
Shares Reinvested	66,570	21,419
Shares Redeemed	(74,653)	(22,886)
Net Increase in Shares of Beneficial Interest Outstanding	421,349	419,813

The accompanying notes are an integral part of these financial statements.

Annual Report |  17

TOWPATH TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended*
	11/30/2022	11/30/2021
Increase/(Decrease) in Net Assets From Operations:
Net Investment Income/(Loss)	$ (3,558)	$ (1,349)
Net Realized Gain on Investments	26,177	16,726
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(248,911)	273,601
Net Increase/(Decrease) in Net Assets Resulting from Operations	(226,292)	288,978

Distributions to Shareholders	(21,781)	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	672,310	2,870,385
Proceeds from Reinvestment of Distributions:
Institutional Class	17,056	-
Cost of Shares Redeemed:
Institutional Class	(65,484)	(2,681)
Net Increase in Net Assets from Capital Share Transactions	623,882	2,867,704

Net Increase in Net Assets	375,809	3,156,682

Net Assets:
Beginning of Period/Year	3,156,682	-

End of Period/Year	$3,532,491	$3,156,682

Share Activity:
Institutional Class
Shares Sold	60,383	277,064
Shares Reinvested	1,447	-
Shares Redeemed	(6,181)	(229)
Net Increase in Shares of Beneficial Interest Outstanding	55,649	276,835

* For the period December 31, 2020 (commencement of investment operations) through November 30, 2021.

The accompanying notes are an integral part of these financial statements.

Annual Report |  18

TOWPATH FOCUS FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period/year.

(a) Not annualized.

(b) Annualized.

(c) The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see Note 3).

* For the period December 31, 2019 (commencement of investment operations) through November 30, 2020.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the adviser not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

Annual Report |  19

TOWPATH TECHNOLOGY FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period/year.

(a) Not annualized.

(b) Annualized.

(c) The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see Note 3).

* For the period December 31, 2020 (commencement of investment operations) through November 30, 2021.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the adviser not reimbursed expenses/waived fees during the period.

Annual Report |  20

TOWPATH TECHNOLOGY FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period/year.

The accompanying notes are an integral part of these financial statements.

Annual Report |  21

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2022

NOTE 1.  ORGANIZATION

The Towpath Focus Fund (the "Focus Fund") is a non-diversified series of the MSS Series Trust (the "Trust") and commenced operations on December 31, 2019. The Towpath Technology Fund (the “Technology Fund”) is a non-diversified series of the Trust and commenced operations on December 31, 2020. Each Fund’s investment objective is to provide long-term capital appreciation. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares, without par value, of beneficial interest of each separate series. There are currently six separate series offered by the Trust. The investment adviser to the Focus Fund and the Technology Fund is Oelschlager Investments, LLC (the "Adviser" or "Oelschlager").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The following is a summary of significant accounting policies used in preparing the financial statements. The Trust follows the accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") under Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

SECURITY VALUATIONS:

Processes and Structure

The Board has adopted guidelines for valuing securities including circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser ("Fair Value Pricing"), subject to oversight by the Board. The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fair Value Measurements

GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or

Annual Report |  22

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2022

liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks and ADR’s). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market fund. Money market funds are valued at net asset value.  These securities will be categorized in Level 1 of the fair value hierarchy.

A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

Annual Report |  23

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2022

The following table presents information about each Fund’s investments measured at fair value as of November 30, 2022, by major security type:

Towpath Focus Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2022 (Total)
Assets
Common Stocks	$ 24,700,757	$ -	$ -	$ 24,700,757
Money Market Fund	2,972,884	-	-	2,972,884
Total	$ 27,673,641	$ -	$ -	$ 27,673,641

Towpath Technology Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2022 (Total)
Assets
Common Stocks	$ 3,290,378	$ -	$ -	$ 3,290,378
Money Market Fund	252,607	-	-	252,607
Total	$ 3,542,985	$ -	$ -	$ 3,542,985

The Funds did not hold any Level 2 or Level 3 securities during the period presented. For a further breakdown of each investment by industry type, please refer to each Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has

Annual Report |  24

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2022

analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022) or expected to be taken in the Funds’ 2022 tax return. The Funds identify their major tax jurisdiction as U.S. federal and the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended November 30, 2022, the Funds did not incur any interest or penalties.

SHARE VALUATION: The Funds’ Net Asset Value (“NAV”) are calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Funds, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding for the Funds to determine the NAV of each share class.

DISTRIBUTIONS TO SHAREHOLDERS: The Funds typically distribute substantially all of their net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS: The Funds maintain their cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

Annual Report |  25

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2022

NOTE 3.  RELATED PARTY TRANSACTIONS AND OTHER AGREEMENTS

INVESTMENT ADVISER: Oelschlager Investments, LLC, serves as the Funds’ investment adviser. Pursuant to a management agreement, each Fund pays Oelschlager an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.70% of each Fund's average daily net assets.  During the year ended November 30, 2022 for the Focus Fund and the Technology Fund, the Adviser earned $171,153 and $23,505 in advisory fees, respectively. At November 30, 2022, the Focus Fund owed the Adviser $13,177, while the Adviser owed the Technology Fund $1,713.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2023, to ensure that the total annual operating expenses of the Funds, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.10% of the average daily net assets of each Fund. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund within three years after the waiver or reimbursement occurs, if such recoupment is approved by the Board. The Funds may only make a repayment to the Adviser if such repayment does not cause the applicable Fund’s expenses to exceed both 1) the expense cap in place of the time the expenses were waived, and 2) the Fund’s current expense cap. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.  During the year ended November 30, 2022 for the Focus Fund and the Technology Fund, the Adviser waived $838 and $45,800 in advisory fees and expenses, respectively.

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser, as of the date such fees were waived, for the Focus Fund through November 30, 2025, are as follows:

Recoverable Through	Amount Recoverable
November 30, 2023	$57,574
November 30, 2024	$23,736
November 30, 2025	$838

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser, as of the date such fees were waived, for the Technology Fund through November 30, 2025, are as follows:

Recoverable Through	Amount Recoverable
November 30, 2024	$53,123
November 30, 2025	$45,800

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Funds’ transfer agent and fund accountant.  MSS receives an annual fee from the Funds of $11.50 per shareholder or an annual minimum

Annual Report |  26

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2022

for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Funds based on the average net assets of each Fund. For the year ended November 30, 2022, MSS earned $31,603 from the Focus Fund and $16,762 from the Technology Fund for transfer agent and accounting services. As of November 30, 2022, the Focus Fund and the Technology Fund owed MSS $2,560 and $1,415 for transfer agent and accounting services. For the year ended November 30, 2022, Mutual Shareholder Services, LLC voluntarily reimbursed each Fund $3,000 for legal expenses.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Funds, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides for administration and compliance services to the Funds.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik serves as the Chief Compliance Officer and an officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a total monthly fee of $1,000 from the Funds. For the year ended November 30, 2022, Empirical earned $5,922 from the Focus Fund and $5,750 from the Technology Fund for these services. As of November 30, 2022, the Focus Fund and the Technology Fund owed Empirical $500 and $502. For the year ended November 30, 2022, Empirical voluntarily waived fees of $6,000 and $6,250 for the Focus Fund and Technology Fund, respectively.

UNDERWRITER: As of March 23, 2021, Ultimus Fund Distributors, LLC (the "Underwriter") (“Ultimus”) acts as the Funds' principal underwriter in a continuous offering of the Funds' shares. The Underwriter is compensated by the Adviser, not the Funds, for acting as principal underwriter. For the year ended November 30, 2022, Ultimus was paid $12,118.

NOTE 4.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended November 30, 2022 for the Focus Fund and the Technology Fund, were as follows:

	Focus Fund	Technology Fund
Purchases	$ 7,357,429	$ 1,367,482
Sales	$ 2,331,187	$ 390,153

NOTE 5.  FEDERAL INCOME TAX

For federal income tax purposes, the cost of investments owned as of November 30, 2022 is $22,761,776 and $3,518,295 for the Focus Fund and Technology Fund, respectively. As of November 30, 2022, the gross unrealized appreciation on a tax basis totaled $5,698,479 and the gross unrealized depreciation totaled $786,614 for a net unrealized appreciation of $4,911,865 for the Focus Fund. As of November 30, 2022, the gross unrealized appreciation on a tax basis totaled $382,221 and the gross unrealized depreciation totaled $357,531 for a net unrealized appreciation of $24,690 for the Technology Fund.

Due to permanent book to tax differences, a reclassification of $743 from distributable earnings to paid in capital and $974 from paid in capital to distributable earnings were made for the Focus Fund and Technology Fund, respectively. The reclassifications have no impact

Annual Report |  27

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2022

on the net asset value of the Fund and are as a result of net operating losses and prior year post-financial statement adjustments..

As of November 30, 2022, the difference between book and tax basis unrealized appreciation was attributed to the deferral of wash sales.

Under current tax law, late-year ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. As of November 30, 2022, the Towpath Technology Fund deferred late year ordinary losses of $2,584.

As of November 30, 2022 the components of distributable earnings on a tax basis for the Focus Fund were as follows:

Undistributed ordinary income	$303,055
Undistributed capital gain	240,978
Net unrealized appreciation	4,911,865
Total	$5,455,898

As of November 30, 2022 the components of distributable earnings on a tax basis for the Technology Fund were as follows:

Late year ordinary loss	$(2,584)
Undistributed capital gain	19,773
Net unrealized appreciation	24,690
Total	$41,879

For the year ended November 30, 2021, there were ordinary income distributions of $403,015 for the Focus Fund. There were no distributions made for the period December 31, 2020 (commencement of investment operations) through November 30, 2021 for the Technology Fund.

For the year ended November 30, 2022, there were ordinary income distributions of $734,960 and long-term capital gain distributions of $512,459 for the Focus Fund. For the year ended November 30, 2022, there were no ordinary income distributions and long-term capital gain distributions of $6,404 for the Technology Fund.

NOTE 6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2022, Mark & Tina Oelschlager held approximately 37% and 22% of the voting securities of the Focus Fund and Technology Fund, respectively, and may be deemed to control the Funds.

Annual Report |  28

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2022

NOTE 7.  CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 8.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, climate change or climate change related events, recessions and depressions, or other events could have a significant impact on the Funds and their investments and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 9.  SECTOR CONCENTRATION RISK

Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Technology Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Annual Report |  29

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2022

NOTE 10.  SUBSEQUENT EVENTS

On December 22, 2022, the Focus Fund declared the following distributions to shareholders of record as of December 22, 2022:

Total Distribution

Per Share Amount

Short-term

    $      38,982

         $0.02

Long-term

    $    243,706

         $0.11

Ordinary Income

    $    279,342

         $0.13

On December 22, 2022, the Technology Fund declared the following distributions to shareholders of record as of December 22, 2022:

Total Distribution

Per Share Amount

Long-term

    $      18,800

         $0.06

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such other events requiring accounting or disclosure.

Annual Report |  30

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Towpath Funds and

Board of Trustees of MSS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Towpath Focus Fund and Towpath Technology Fund (the “Funds”), each a series of MSS Series Trust, as of November 30, 2022, the related statements of operations, changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2022, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Towpath Focus Fund	For the year ended November 30, 2022	For the years ended November 30, 2022 and November 30, 2021	For the years ended November 30, 2022 and November 30, 2021 and for the period December 31, 2019 (commencement of investment operations) through November 30, 2020
Towpath Technology Fund	For the year ended November 30, 2022	For the year ended November 30, 2022 and for the period December 31, 2020 (commencement of investment operations) through November 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 27, 2023

Annual Report |  31

TOWPATH FUNDS

EXPENSE ILLUSTRATION

NOVEMBER 30, 2022 (UNAUDITED)

Expense Example

As a shareholder of the Fund(s), you incur ongoing costs which consist of, management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period, June 1, 2022 through November 30, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Towpath Focus Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2022	November 30, 2022	June 1, 2022 to November 30, 2022

Actual	$1,000.00	$1,026.48	$5.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.55	$5.57

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Towpath Technology Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2022	November 30, 2022	June 1, 2022 to November 30, 2022

Actual	$1,000.00	$958.48	$5.40
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.55	$5.57

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report |  32

TOWPATH FUNDS

TRUSTEES & OFFICERS

NOVEMBER 30, 2022 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee
Paul K. Rode, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1980	Trustee	Indefinite/ October 2016- present	Attorney, Keith D. Weiner & Assoc. Co. L.P.A. since September 2005	6	None
Michael Young 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1950	Trustee	Indefinite/ October 2016 - present	November 2013-Present: Consultant/Practitioner for Purdue, Rutgers and Northeastern Universities; June 2002-November 2013: Senior Federal Security Director for U.S. Department of Homeland Security	6	None

1The “Fund Complex” consists of the MSS Series Trust.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act and each officer of the Trust.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee
Dr. Gregory B. Getts [1] 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1957	Trustee and President	Indefinite/ October 2016 - present	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012.	6	None
Brandon M. Pokersnik 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1978	Treasurer, Secretary and Chief Compliance Officer	Indefinite/ October 2016 - present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	NA	NA

1 Gregory B. Getts is considered an “Interested” Trustee as defined in the 1940 Act because he is an officer of the Trust and President/owner of the Funds’ transfer agent and fund accountant.
2The “Fund Complex” consists of the MSS Series Trust.
Each non-interested Trustee receives $300 per quarterly meeting attended.

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling 877-593-8637.

Annual Report |  33

TOWPATH FUNDS

ADDITIONAL INFORMATION

NOVEMBER 30, 2022 (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Funds at 877-593-8637 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.   The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Form N-PORT are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Funds at 877-593-8637.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended November 30, 2022, the Trust’s Liquidity Program Administrator (the “Administrator”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

TOWPATH FOCUS FUND AND TOWPATH TECHNOLOGY FUND ADVISORY AGREEMENT RENEWAL

Counsel turned the Trustees attention to the renewal of the investment advisory agreement between Oelschlager and the Trust, on behalf of Focus Fund and Technology Fund (the “Management Agreement”).

Nature, Extent and Quality of Service. The Trustees discussed the advisory services provided by Oelschlager since inception of both Towpath Funds. They reviewed the background of key personnel responsible for servicing the Funds, noting that the key personnel had remained intact year over year with the exception of a new client services director.  Counsel reminded the Trustees that Oelschlager Investments utilizes Pine Advisor Solutions, LLC for compliance and operational support. The Trustees reviewed Oelschlager Investments’ practice for monitoring compliance, acknowledging that the firm utilized order management software, which incorporated pre-trade and post-trade compliance reporting. They noted that Oelschlager continued to use a multi-factor process for broker-dealer selection that ensured the total cost or proceeds in each transaction is most favorable to the Funds. Counsel indicated that Oelschlager did not report any recent litigations or regulatory examinations. After a discussion, the Trustees agreed that services provided by Oelschlager for each Fund have been satisfactory.

Annual Report |  34

TOWPATH FUNDS

ADDITIONAL INFORMATION (CONTINUED)

NOVEMBER 30, 2022 (UNAUDITED)

Performance. The Trustees reviewed the Funds’ investment strategies and objectives. They noted that the Towpath Focus Fund outperformed its benchmark and peer group averages for the one-year period ended July 31, 2022, as well as outperformed the S&P 500 Index since inception in 2019. With respect to the Towpath Technology Fund, the Trustees noted that the Fund outperformed its benchmark index, peer group average and Lipper category for the one-year period ended July 31, 2022 but had slightly lagged the benchmark index since the Fund’s inception.  After discussion, the Trustees concluded that the performance of both Towpath Funds was satisfactory.

Fees and Expenses.

Technology Fund: The Trustees noted that the Fund’s advisory fee was 0.70% and observed that the Fund’s advisory fee was lower than the Fund’s peer group average.  They noted that Oelschlager Investments agreed to enter into an expense limitation agreement, under which it agreed to contractually limit expenses to 1.10% subject to certain exclusions.  The Trustees agreed that the advisory fee was not unreasonable.

Focus Fund: The Trustees noted that the advisory fee was 0.70%, which was lower than the Fund’s peer group average. They noted that Oelschlager Investments agreed to continue the expense limitation agreement, under which it agreed to contractually limit expenses to 1.10% subject to certain exclusions. The Trustees agreed that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Oelschlager Investments with respect to each Fund and considered whether projected profits, if any, were reasonable. They noted that the adviser reported a loss in connection with each Fund over the previous 12 months of operations for each Fund. The Trustees concluded excessive profitability was not a relevant concern at this time.

Economies of Scale. The Trustees considered whether Oelschlager Investments will experience economies of scale with respect to the management of the Funds. They noted that the adviser indicated that it was open to discussing the implementation of economies of scale as each Fund’s assets increased. The Trustees concluded that the absence of breakpoints at this time was reasonable.

Conclusion. Having requested and received such information from Oelschlager Investments as the Trustees believed reasonably necessary to evaluate the terms of Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable with respect to each Fund and that approval of the Management Agreement was in the best interests of shareholders of each Fund respectively.

Annual Report |  35

INVESTMENT ADVISER

Oelschlager Investments, LLC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

LEGAL COUNSEL

Thompson Hine LLP

CUSTODIAN

U.S. Bank N.A.

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

DISTRIBUTOR

Ultimus Fund Distributors, LLC

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Adviser

FY 2022

$ 24,700

$ 0

FY 2021

$ 24,700

$ 0

(b)

Audit-Related Fees

Registrant

Adviser

FY 2022

$ 0

$ 0

FY 2021

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2022

$ 6,000

$ 0

FY 2021

$ 6,000

$ 0

(d)

All Other Fees

Registrant

Adviser

FY 2022

$ 0

$ 0

FY 2021

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2022

$ 6,000

FY 2021

$ 6,000

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)

 A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental 7 basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j)

A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities.

A registrant must disclose: (1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant; (2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized; (3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; (4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and (5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/ Gregory B. Getts

     Gregory B. Getts

     President

Date:  February 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory B. Getts

      Gregory B. Getts

      President

Date:  February 3, 2023

By /s/ Brandon M. Pokersnik

      Brandon M. Pokersnik

      Principal Financial Officer

Date:  February 3, 2023